Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Trade and other receivables
Trade accounts receivable, net	$ 273.1	$ 175.9
Orbital receivables, current portion	30.0	27.1
Other	45.1	28.1
Trade and other receivables, Total	$ 348.2	$ 231.1	$ 273.9